ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 44,639	$ 51,953
Accrued expenses	18,983	13,149
Capital lease – short-term	0	84
Derivative instruments	3,208	0
Advances from customers	2,805	2,134
Income and indirect taxes payable	4,071	2,815
Total	$ 73,706	$ 70,135